CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING REVENUES
Sales Revenue Net	$ 34,395	$ 64,682	$ 159,581
OPERATING COSTS
Cost of goods and services sold	(15,309)	(21,113)	(36,887)
GROSS PROFIT	19,086	43,569	122,694
OPERATING EXPENSES
Product development and engineering expenses	(2,001)	(7,301)	(14,195)
Selling and marketing expenses	(10,685)	(21,589)	(79,421)
General and administrative expenses	(20,393)	(31,780)	(29,692)
Bad debt expenses (Notes 13 and 14)	(1,820)	(1,639)	(1,092)
Impairment loss on property, plant and equipment (Note 10)		(278)	(1,250)
Impairment loss on goodwill (Notes 7 and 10)	(5,097)	(2,255)	(14,103)
Impairment loss on prepaid licensing fees and intangible assets (Note 10)	(3,202)	(2,200)	(23,002)
Impairment loss on deconsolidation of T2CN (Notes 5 and 10)		(22,234)
Other		(1,989)
Operating Expenses	(43,198)	(91,265)	(162,755)
LOSS FROM OPERATIONS	(24,112)	(47,696)	(40,061)
NON-OPERATING INCOME (EXPENSES)
Interest income	767	956	432
Gain on sales of marketable securities	6,299
Interest expense	(426)	(370)	(390)
Foreign exchange gain (loss)	(426)	(606)	168
Loss on disposal of property, plant and equipment	(49)	(125)	(31)
Loss on equity method investments - net (Note 16)	(47,869)	(20,770)	(87)
Impairment loss on marketable securities and investments (Note 10)	(13,327)	(4,677)	(15,743)
Recovery of loss on termination of third-party contract (Notes 4 and 10)	2,012
Gain on fair value changes of warrant derivative (Note 10)		2,595
Other	517	221	127
Nonoperating Income (Expense)	(47,763)	56,364	(15,524)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(71,875)	8,668	(55,585)
INCOME TAX (EXPENSE) BENEFIT (Note 25)	245	(7,260)	(517)
INCOME (LOSS) FROM CONTINUING OPERATIONS	(71,630)	1,408	(56,102)
INCOME (LOSS) FROM DISCONTINUED OPERATIONS - NET OF TAX	52	(128)	222
NET INCOME (LOSS)	(71,578)	1,280	(55,880)
LESS: NET LOSS ATTRIBUTABLE TO THE NONCONTROLLING INTEREST AND SUBSIDIARY PREFERRED SHARES	366	1,370	6,795
NET INCOME (LOSS) ATTRIBUTABLE TO GIGAMEDIA	(71,212)	2,650	(49,085)
NET INCOME (LOSS) ATTRIBUTABLE TO GIGAMEDIA:
Income (loss) from continuing operations - net of tax	(71,264)	2,778	(49,307)
INCOME (LOSS) FROM DISCONTINUED OPERATIONS - NET OF TAX	52	(128)	222
NET INCOME (LOSS) ATTRIBUTABLE TO GIGAMEDIA	(71,212)	2,650	(49,085)
Basic:
Income (loss) from continuing operations	$ (1.31)	$ 0.05	$ (0.90)
Income (loss) from discontinued operations
Net income (loss)	$ (1.31)	$ 0.05	$ (0.90)
Diluted:
Income (loss) from continuing operations	$ (1.31)	$ 0.04	$ (0.90)
Income (loss) from discontinued operations
Net income (loss)	$ (1.31)	$ 0.04	$ (0.90)
WEIGHTED AVERAGE SHARES USED TO COMPUTE NET INCOME (LOSS) PER SHARE ATTRIBUTABLE TO GIGAMEDIA (Note 2)
Basic	54,268	55,834	54,524
Diluted	54,268	59,291	54,524
Gaming Software and Service
OPERATING REVENUES
Sales Revenue Net		25,820	112,694
OPERATING COSTS
Cost of goods and services sold		(4,010)	(20,102)
Asian Online Game and Service
OPERATING REVENUES
Sales Revenue Net	34,395	38,862	46,887
OPERATING COSTS
Cost of goods and services sold	(15,309)	(17,103)	(16,785)
T2CN
NON-OPERATING INCOME (EXPENSES)
Gain on deconsolidation	4,739
Gaming software and service business
NON-OPERATING INCOME (EXPENSES)
Gain on deconsolidation		$ 79,140